Financial Statement Schedule I (Details 3) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements
Accounts receivable trade, allowance	$ 28,156	$ 31,817
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	55,965,443	55,161,856
Common shares, shares outstanding (in shares)	55,965,443	55,161,856
Parent Company
Condensed Financial Statements
Accounts receivable trade, allowance	$ 3,852	$ 4,302
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	55,965,443	55,161,856
Common shares, shares outstanding (in shares)	55,965,443	55,161,856